Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue from contracts with customers	$ 2,355,580	$ 583,646
Cost of goods sold	(775,232)	(155,726)
Gross profit	1,580,348	427,920
Other income	2,485,353	1,609,106
Other (losses)/gains – net	(750,560)	(130,937)
General and administrative expenses	(1,949,230)	(1,859,881)
Research and development expenses	(2,653,086)	(1,521,635)
Selling and marketing expenses	(732,853)	(460,791)
Operating loss	(2,020,028)	(1,936,218)
Finance income	153,508	54,072
Finance expenses	(4,007)	(4,501)
Finance costs - net	149,501	49,571
Share of loss from equity accounted associate	(202,655)	(91,736)
Loss before income tax	(2,073,182)	(1,978,383)
Income tax expense
Loss for the period	(2,073,182)	(1,978,383)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	4,441	(838)
Total comprehensive loss for the period	$ (2,068,741)	$ (1,979,221)
Loss per share for profit attributable to the ordinary equity holders of the company:
Basic loss per share (in Dollars per share)	$ (0.91)	$ (0.87)